Goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of goodwill
B.3 Goodwill

US$m
Half-year ended 30 June 2024
Carrying amount at 1 January 2024	3,995
Transfer to assets held for sale 1	(298)

Carrying amount at 30 June 2024	3,697

At 30 June 2024
Cost	4,174
Accumulated impairment	(477)

Net carrying amount	3,697

Year ended 31 December 2023
Carrying amount at 1 January 2023	4,614
Adjustment to purchase price allocation	55
Impairment	(477)
Transfer to assets held for sale	(197)

Carrying amount at 31 December 2023	3,995

At 31 December 2023
Cost	4,472
Accumulated impairment	(477)

Net carrying amount	3,995

1.	Refer to Note B.4(a) for details of the sell-downs of the Scarborough Joint Venture.